Associates and joint arrangements - Statement of financial position (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of financial position
Non-current assets	€ 99,901	€ 104,790	€ 124,859
Total Assets	128,521	144,350	155,521
Equity shareholders' funds	52,745	59,966	63,399
Non-controlling interests	1,171	1,032	1,084
Non-current liabilities	51,851	54,082	58,467
Cash and cash equivalents within current assets	11,001	6,183	€ 11,705
Safaricom Limited | Associates [member]
Statement of financial position
Non-current assets	3,062	3,901
Current assets	600	578
Total Assets	3,662	4,479
Equity shareholders' funds	1,246	1,566
Non-controlling interests	331	767
Non-current liabilities	975	968
Current liabilities	1,110	1,178
Cash and cash equivalents within current assets	215	163
Non-current liabilities excluding trade and other payables and provisions	791	784
Current liabilities excluding trade and other payables and provisions	357	349
Indus Towers Limited | Associates [member]
Statement of financial position
Non-current assets	0	6,082
Current assets	0	1,230
Total Assets	0	7,312
Equity shareholders' funds	0	4,086
Non-controlling interests	0	0
Non-current liabilities	0	2,098
Current liabilities	0	1,128
Cash and cash equivalents within current assets	0	7
Non-current liabilities excluding trade and other payables and provisions	0	1,716
Current liabilities excluding trade and other payables and provisions	0	583
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	16,069	16,251
Current assets	2,817	1,654
Total Assets	18,886	17,905
Equity shareholders' funds	(9,479)	(13,710)
Non-current liabilities	22,636	25,855
Current liabilities	5,729	5,760
Cash and cash equivalents within current assets	1,145	60
Non-current liabilities excluding trade and other payables and provisions	22,612	25,837
Current liabilities excluding trade and other payables and provisions	2,307	2,044
VodafoneZiggo Group Holding B.V. | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	15,012	15,753
Current assets	788	884
Total Assets	15,800	16,637
Equity shareholders' funds	660	1,033
Non-current liabilities	12,773	13,145
Current liabilities	2,367	2,459
Cash and cash equivalents within current assets	144	61
Non-current liabilities excluding trade and other payables and provisions	12,640	12,995
Current liabilities excluding trade and other payables and provisions	1,094	1,171
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	9,024	9,663
Current assets	734	900
Total Assets	9,758	10,563
Equity shareholders' funds	2,175	2,606
Non-current liabilities	6,523	6,789
Current liabilities	1,060	1,168
Cash and cash equivalents within current assets	85	192
Non-current liabilities excluding trade and other payables and provisions	6,437	6,704
Current liabilities excluding trade and other payables and provisions	105	102
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	24,149	24,015
Current assets	749	746
Total Assets	24,898	24,761
Equity shareholders' funds	11,887	12,630
Non-current liabilities	10,167	9,386
Current liabilities	2,844	2,745
Cash and cash equivalents within current assets	240	267
Non-current liabilities excluding trade and other payables and provisions	9,560	8,751
Current liabilities excluding trade and other payables and provisions	€ 502	€ 502